Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 102,185	$ 32,359
Restricted cash	0	1,014
Accounts receivable, net	107,548	23,734
Inventories	8,860	1,686
Prepaid and other current assets	17,186	6,924
Total current assets	235,779	65,717
Operating lease right-of-use assets	1,733	571
Property and equipment, net	1,582	311
Investments in unconsolidated subsidiary	0	1,857
Other assets	3,926	2,937
Total assets	243,020	71,393
Current liabilities
Accounts payable	39,264	17,127
Short-term debt	0	1,000
Accrued expenses	47,860	13,555
Accrued interest - related party	0	207
Income taxes payable	47	79
Deferred revenue	1,421	22,980
Other current liabilities	4,656	4,861
Total current liabilities	93,248	59,809
Long-term debt	0	784
Operating lease liability, net of current portion	1,340	355
Other non-current liabilities	5,566	2,994
Total liabilities	100,154	63,942
Commitments and contingencies (Note 12)
Stockholders' equity
Preferred stock par value of $0.0001 per share, 10,000,000 shares authorized; none issued as of December 31, 2021 and December 31, 2020	0	0
Common stock par value of $0.0001 per share, 850,000,000 shares authorized; 92,619,641 and 66,155,340 shares issued and outstanding as of December 31, 2021 and December 30, 2020	9	1
Treasury stock, at cost; 10,762,566 and 9,896,666 shares as of December 31, 2021 and December 31, 2020	0	0
Additional paid-in capital	292,082	50,096
Accumulated other comprehensive income (loss)	7	(3)
Accumulated deficit	(149,232)	(42,643)
Total stockholders' equity	142,866	7,451
Total liabilities and stockholders' equity	$ 243,020	$ 71,393